Note 25 - Operating Segments	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
25.	Operating segments:

Effective the acquisition of SBH on August 30, 2024, the Bank has established three reportable operating segments, those being Digital Banking Canada, Digital Banking USA and DRTC. The three operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA – The Bank intends to adopt a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA plans to acquire deposits and deliver the majority of its loans and leases electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by our chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of our consolidated financial statements, as disclosed in note 3b - Segment reporting.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

Following is information regarding the results of each reportable operating segment as at and for the year ended October 31, 2024 and 2023:

(thousands of Canadian dollars)
for the year ended	October 31, 2024					October 31, 2023
	Digital Banking	Digital Banking	DRTC	Eliminations/	Consolidated	Digital Banking	DRTC	Eliminations/	Consolidated
	Canada	USA		Adjustments		Canada		Adjustments
Net interest income	$101,263	$1,392	$-	$-	$102,655	$100,051	$-	$-	$100,051
Non-interest income	698	1	9,638	(1,359)	8,978	540	9,698	(1,654)	8,584
Total revenue	101,961	1,393	9,638	(1,359)	111,633	100,591	9,698	(1,654)	108,635

Provision for (recovery of) credit losses	(134)	(134)	-	-	(268)	609	-	-	609
	102,095	1,527	9,638	(1,359)	111,901	99,982	9,698	(1,654)	108,026

Non-interest expenses:
Salaries and benefits	26,523	437	5,824	-	32,784	25,382	6,046	-	31,428
General and administrative	18,324	365	1,839	(1,359)	19,169	15,140	1,565	(1,654)	15,051
Premises and equipment	3,292	105	1,758	-	5,155	2,462	1,440	-	3,902
	48,139	907	9,421	(1,359)	57,108	42,984	9,051	(1,654)	50,381

Income (loss) before income taxes	53,956	620	217	-	54,793	56,998	647	-	57,645

Income tax provision	14,860	155	30	-	15,045	15,867	(384)	-	15,483

Net income (loss)	$39,096	$465	$187	$-	$39,748	$41,131	$1,031	$-	$42,162

Total assets	$4,602,360	$226,319	$28,118	$(18,313)	$4,838,484	$4,190,876	$26,443	$(15,709)	$4,201,610

Total liabilities	$4,343,878	$90,716	$30,265	$(25,578)	$4,439,281	$3,818,412	$28,788	$(22,748)	$3,824,452

Prior to the year ended October 31, 2024, substantially all of the Digital Banking’s operations were based in Canada.